Notes to the Consolidated Statements of Financial Position - Schedule of Inventory (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw material and supplies	€ 82,087	€ 423,560
Unfinished goods	6,758,952	10,614,159
Finished goods	56,627	330,087
Total	€ 6,897,666	€ 11,367,807